Pensions and other post-retirement benefits	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Pensions and other post-retirement benefits	25. Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US, we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 ‘Employee Benefits’. We separately present our UK and US pension plans to show the geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

UK pension plans
Defined contribution plan
UK employees are eligible to join the National Grid UK Retirement Plan (NGUKRP), a section of a Master Trust arrangement managed by Legal &
General. National Grid pays contributions into the NGUKRP to provide DC benefits on behalf of its employees, generally providing a double match of member contributions up to a maximum Company contribution of 12% of salary.
Investment risks are borne by the member and there is no legal or constructive obligation on National Grid to pay additional contributions in the instance that investment performance is poor. Payments to this DC plan are charged as an expense as they fall due.
Defined benefit plans
National Grid operates various DB pension arrangements in the UK. These include Section A of the National Grid UK Pension Scheme (NGUKPS),
three sections of the industry-wide Electricity Supply Pension Scheme (ESPS), a legacy scheme (WPUPS), a DB section within WPPS and some unfunded pension obligations. These plans each hold assets in separate Trustee administered funds and are managed by Trustee companies with boards consisting of company and member appointed Directors. These plans are all closed to new members, except for the ESPS schemes in very rare circumstances.
The arrangements are subject to independent actuarial funding valuations carried out by the Trustees every three years. Following consultation and agreement with the Company, the qualified actuary certifies the employers’ contributions which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable. The latest full actuarial valuations for each of the DB plans were carried out at 31 March 2022, with three of the plans showing a funding shortfall at the valuation date.
These shortfalls were funded via recovery plan payments from the Company, which as at 31 March 2025 had all been paid. The Company also funds the cost of future benefit accrual (over and above member contributions) for each of the DB plans, with the aggregate level of ongoing contributions (excluding recovery plan payments) over the year to 31 March 2025 totalling £100 million (2024: £95 million). For some of the
DB plans, the Company also pays contributions in respect of the costs of plan administration and the Pension Protection Fund (PPF) levies.
The Company has also established security arrangements with two of its DB plans. For National Grid Electricity Group (NGEG) of ESPS, the
Company provides contingent security in the form of surety bonds, letters of credit or cash payments which are implemented if certain trigger events occur in respect of National Grid Electricity Transmission plc. The security, which is currently capped at £180 million, would then become payable to NGEG on certain company-related events, such as loss of licence or insolvency. In respect of Section A of NGUKPS, there is a guarantee in place which is enforceable on insolvency or on failure to pay pension obligations to Section A and can be claimed against National
Grid plc, National Grid Holdings One plc or Lattice Group Limited.
During the year, the National Grid Electricity System Operator (ESO) transferred out of the Group. The sale was completed on 1 October 2024, with the ESO’s share of DB pension assets and liabilities leaving the Group’s balance sheet on that date, having previously been reallocated as held for sale (see note 10). In addition, on 31 October 2024 the Trustee of NGEG of ESPS carried out a bulk annuity transaction, securing approximately £1.7 billion of pensioner liabilities with Aviva plc. As part of the transaction, the scheme’s existing longevity swap policy was novated to Aviva and is no longer recorded as a scheme asset.
US pension plans
The US pension plans are governed by the Retirement Plan Committee (RPC), a fiduciary committee. The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA) and comprises appointed employees of the Company.
Defined contribution plan
National Grid has a DC pension plan which allows employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as most new hire union employees, receive a core contribution into the DC plan ranging from 3% to 9% of salary, irrespective of the employee’s contribution into the plan. Most employees also receive a matching contribution that varies between 25% and 50% of employee contributions up to a maximum Company contribution of 8%. The assets of the plans are held in trusts and administered by the RPC.
25. Pensions and other post-retirement benefits continued
US pension plans continued
Defined benefit plans
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested non-union employees hired before 1 January 2011, and vested eligible union employees, with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a closed group of current and former employees with designated company investments set aside to fund these obligations. Benefits under the DB plans generally reflect age, years of service and compensation, and are paid in the form of an annuity or lump sum. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £27 million (2024: £26 million).
In the prior year, some of our US DB pension plans undertook annuity buyout transactions in which a portion of existing retiree pension payments were transferred to a reputable insurance company in exchange for single bulk premium payments. As a result, all associated financial, governance and administrative responsibilities for those payments were transferred to the selected insurer.
US other post-retirement benefits
National Grid provides post-retirement healthcare and life insurance benefits to eligible employees. Eligibility is based on certain age and length of service requirements and, in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £10 million (2024: £21 million).
In the prior year, several post-retirement benefit plans were consolidated in an effort to simplify the plan and trust structure. This consolidation did not impact the benefits or plan obligations.
Actuarial assumptions
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service.
National Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net asset or liability recognised in the consolidated statement of financial position. The sensitivities to significant risks are disclosed in note 35. Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	%	%	%	%	%	%	%	%	%
Discount rate – past service	5.73	4.87	4.80	5.50	5.15	4.85	5.50	5.15	4.85
Discount rate – future service	5.95	4.92	4.80	5.50	5.15	4.85	5.50	5.15	4.85
Rate of increase in RPI – past service	2.99	3.05	3.17	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	2.85	2.92	3.07	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.08	3.10	3.11	4.50	4.50	4.50	4.50	4.50	4.50
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	7.80	7.10	6.80
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
For UK pensions, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Our DB plans in the UK provide for pension increases that are generally linked to the Retail Price Index (RPI), subject to relevant caps and floors.
Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2033
(2024: 2033).
25. Pensions and other post-retirement benefits continued
Actuarial assumptions continued
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2025	2024	2023	2025	2024	2023
	years	years	years	years	years	years
Assumed life expectation for a retiree aged 65
Males	21.5	21.5	21.9	21.8	21.6	21.6
Females	23.9	23.5	23.7	23.8	23.9	23.8
In 20 years:
Males	22.4	22.6	23.0	23.4	23.3	23.2
Females	25.3	24.9	25.1	25.4	25.5	25.4
The weighted average duration of the DB obligation for each category of plan is 11 years for UK pension plans, 11 years for US pension plans and
12 years for US other post-retirement benefit plans. The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2025	2024	2025	2024	2025	2024
	%	%	%	%	%	%
Active members	11	14	40	37	28	29
Deferred members	7	8	10	10	—	—
Pensioner members	82	78	50	53	72	71
Amounts recognised in the consolidated statement of financial position
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(9,424)	(10,465)	(4,508)	(4,702)	(2,222)	(2,434)	(16,154)	(17,601)
Fair value of plan assets	10,603	11,782	5,180	5,320	2,658	2,631	18,441	19,733
	1,179	1,317	672	618	436	197	2,287	2,132
Present value of unfunded obligations	(51)	(56)	(196)	(210)	—	—	(247)	(266)
Other post-employment liabilities	—	—	—	—	(47)	(52)	(47)	(52)
	1,128	1,261	476	408	389	145	1,993	1,814
Restrictions on asset recognised	—	—	—	—	(77)	—	(77)	—
Net defined benefit asset	1,128	1,261	476	408	312	145	1,916	1,814
Represented by:
Liabilities	(51)	(56)	(196)	(210)	(326)	(327)	(573)	(593)
Assets	1,179	1,317	672	618	638	472	2,489	2,407
	1,128	1,261	476	408	312	145	1,916	1,814
The extent to which pension assets have been recognised in the UK and in the US reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In the UK, the Group has an unconditional right to a refund in the event of a winding up. In the US, surplus assets of a plan may be used to pay for future benefits expected to be earned under that plan.
At 31 March 2025, the Group recognised an irrecoverable surplus of £77 million related to one OPEB plan. The economic benefit from reductions in future contributions to the plan is not sufficient to cover the surplus and this plan does not have an unconditional right to a refund of surplus assets in the event of a winding up without incurring significant tax charges.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2025	2024	2023
	£m	£m	£m
Included within operating costs
Administration costs	22	22	19
Included within payroll costs
Defined benefit plan costs:
Current service cost	138	143	194
Past service cost – augmentations and redundancies	1	9	8
Gains on settlement	—	(30)	(45)
	139	122	157
Included within finance income and costs
Net interest income	(98)	(100)	(85)
Total included in income statement	63	44	91
Exchange adjustments	(20)	(6)	41
Remeasurement losses of pension assets and post-retirement benefit obligations	(29)	(218)	(1,364)
Adjustments for restrictions on the defined benefit asset	(77)	—	—
Total included in the statement of other comprehensive income	(126)	(224)	(1,323)
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	14	13	9	6	7	8	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	45	45	69	68	72	88	25	26	37
Past service cost – augmentations and redundancies	1	9	8	—	—	—	—	—	—
Gains on settlement	—	—	—	—	(30)	(45)	—	—	—
	46	54	77	68	42	43	25	26	37
Included within finance income and costs
Net interest income	(68)	(84)	(64)	(19)	(13)	(21)	(11)	(3)	—
Total included in income statement	(8)	(17)	22	55	36	30	16	25	39
Exchange adjustments	—	—	—	(10)	(5)	36	(10)	(1)	5
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(257)	(474)	(1,183)	106	99	(242)	122	157	61
Adjustments for restrictions on the defined benefit asset	—	—	—	—	—	—	(77)	—	—
Total included in the statement of other comprehensive income	(257)	(474)	(1,183)	96	94	(206)	35	156	66
25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Income/(cost) recognised in the income statement (including discontinued operations)	8	17	(55)	(36)	(16)	(25)	(63)	(44)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(257)	(474)	96	94	112	156	(49)	(224)
Employer contributions	112	118	27	26	143¹	21	282	165
Other movements	4	3	—	—	5	(20)	9	(17)
Reclassification to held for sale (note 10)	—	(17)	—	—	—	—	—	(17)
	1,128	1,261	476	408	389	145	1,993	1,814
Restrictions on the defined benefit asset	—	—	—	—	(77)	—	(77)	—
Closing net defined benefit asset	1,128	1,261	476	408	312	145	1,916	1,814
1.In addition to the regular employer contributions that are described above, the Company made a one-off contribution of £133 million to the OPEB schemes in the current year.
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(10,521)	(10,964)	(4,912)	(5,736)	(2,434)	(2,526)	(17,867)	(19,226)
Current service cost	(45)	(45)	(68)	(72)	(25)	(26)	(138)	(143)
Interest cost	(533)	(536)	(246)	(258)	(120)	(117)	(899)	(911)
Actuarial (losses)/gains – experience	(41)	(2)	(4)	(34)	116	73	71	37
Actuarial gains/(losses) – demographic assumptions¹	(74)	98	(22)	12	19	(4)	(77)	106
Actuarial gains/(losses) – financial assumptions	989	165	156	190	36	(7)	1,181	348
Past service cost – augmentations and redundancies	(1)	(9)	—	—	—	—	(1)	(9)
Liabilities extinguished on settlements	—	—	—	543	—	—	—	543
Medicare subsidy received	—	—	—	—	(31)	(26)	(31)	(26)
Employee contributions	(5)	(10)	—	—	—	—	(5)	(10)
Benefits paid	756	710	282	312	165	152	1,203	1,174
Exchange adjustments	—	—	110	131	52	58	162	189
Reclassification from other post-employment liabilities	—	—	—	—	—	(11)	—	(11)
Reclassification to held for sale (note 10)	—	72	—	—	—	—	—	72
Closing defined benefit obligations	(9,475)	(10,521)	(4,704)	(4,912)	(2,222)	(2,434)	(16,401)	(17,867)
1.For the year ended 31 March 2025 this included actuarial losses of £0.2 billion resulting from the purchase of a bulk annuity policy with Aviva.
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
Interest income	601	620	265	271	131	120	997	1,011
Return on plan assets (less than)/in excess of interest[1]	(1,131)	(735)	(24)	(69)	(49)	95	(1,204)	(709)
Administration costs	(14)	(13)	(6)	(7)	(2)	(2)	(22)	(22)
Assets distributed on settlements	—	—	—	(513)	—	—	—	(513)
Employer contributions	112	118	27	26	143	21	282	165
Employee contributions	5	10	—	—	—	—	5	10
Benefits paid	(752)	(707)	(282)	(312)	(134)	(152)	(1,168)	(1,171)
Exchange adjustments	—	—	(120)	(136)	(62)	(59)	(182)	(195)
Reclassification to held for sale (note 10)	—	(89)	—	—	—	—	—	(89)
Closing fair value of plan assets	10,603	11,782	5,180	5,320	2,658	2,631	18,441	19,733
Actual return on plan assets	(530)	(115)	241	202	82	215	(207)	302
Expected contributions to plans in the following year	89	108	19	28	—	15	108	151
1.For the year ended 31 March 2025 this included actuarial losses of £0.2 billion resulting from the purchase of a bulk annuity policy with Aviva.
25. Pensions and other post-retirement benefits continued
Asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	716	123	839	576	153	729	475	179	654
Corporate bonds	1,338	(1)	1,337	1,910	—	1,910	1,892	—	1,892
Government securities and liability- driven investments	—	3,938	3,938	—	5,259	5,259	762	4,906	5,668
Property[1]	—	451	451	—	679	679	23	860	883
Diversified alternatives	381	428	809	669	572	1,241	708	680	1,388
Bulk annuity policies	—	3,239	3,239	—	2,060	2,060	—	2,126	2,126
Longevity swap	—	—	—	—	(94)	(94)	—	(88)	(88)
Cash and cash equivalents	1	—	1	3	—	3	8	—	8
Other (including net current assets and liabilities)	—	(11)	(11)	—	(5)	(5)	59	(12)	47
	2,436	8,167	10,603[2]	3,158	8,624	11,782[2]	3,927	8,651	12,578[2]
1.The allocation in property includes £294 million (2024: £288 million, 2023: £304 million) of investments in forestry funds.
2.The fair value of plan assets set out above includes employer-related investment exposure of £nil (2024: £44 million, 2023: £23 million ). The investment strategies for some of the DB plans use repurchase agreements to increase market exposure of their liability-driven investments, with the fair value of these instruments totalling approximately £2.9 billion at 31 March 2025
(2024: £2.7 billion, 2023: £3.4 billion).
US pensions

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	—	887	887	99	1,224	1,323	154	1,346	1,500
Corporate bonds	1,955	401	2,356	1,987	403	2,390	2,147	528	2,675
Government securities	737	467	1,204	360	444	804	410	514	924
Property	—	196	196	—	237	237	—	299	299
Diversified alternatives	—	384	384	54	502	556	85	550	635
Cash and cash equivalents	152	—	152	9	—	9	16	—	16
Other (including net current assets and liabilities)	(2)	3	1	1	—	1	7	4	11
	2,842	2,338	5,180	2,510	2,810	5,320	2,819	3,241	6,060
US other post-retirement benefits

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	31	522	553	37	524	561	74	510	584
Corporate bonds	1,350	47	1,397	1,351	46	1,397	1,332	2	1,334
Government securities	441	1	442	410	1	411	431	2	433
Diversified alternatives	103	—	103	92	9	101	100	9	109
Other (including insurance contracts)	—	163	163	—	161	161	1	147	148
	1,925	733	2,658	1,890	741	2,631	1,938	670	2,608
Main defined benefit risks
National Grid underwrites the financial and demographic risks associated with the Group’s DB plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
25. Pensions and other post-retirement benefits continued
Main defined benefit risks continued
The most significant risks associated with the DB plans are as follows:

Main risks	Description and mitigation
Investment risk
The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.

Changes in bond yields
Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-
matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.

Inflation risk
Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-
matching assets and hedging instruments as well as bulk annuity policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.

Member longevity
Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by the investment in bulk annuity policies for
NGEG of ESPS and two buy-in policies for Section A of NGUKPS.

Counterparty risk
This is managed by having a diverse range of counterparties and through having a strong collateralisation process.
Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were included in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.

Default risk
Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.

Liquidity risk
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’
liability-matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties
(unless it is temporary).

Currency risk
Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.

In June 2023, the UK High Court issued a ruling in the case of Virgin Media Limited versus NTL Pension Trustees II Limited and others relating to the validity of certain historical pension changes. A subsequent appeal was dismissed in July 2024 by the Court of Appeal. The Group has performed its review of past significant changes made to its UK defined benefit pension arrangements and it has concluded that there is no financial impact from the ruling of the case.
Investment strategies
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set their key principles, including expected returns, risk and liquidity requirements. They formulate an investment strategy to manage risk through diversification, taking into account expected contributions, maturity of the pension liabilities and, in the UK, the strength of the covenant. These strategies allocate investments between return-seeking assets such as equities and property, and liability-matching assets such as bulk annuity policies, government securities and corporate bonds which are intended to protect the funding position.
The approximate investment allocations for our plans at 31 March 2025 are as follows:

	UK pensions	US pensions	US other post- retirement benefits
	%	%	%
Return-seeking assets	20	28	31
Liability-matching assets	80	72	69
The governing bodies generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers, who are selected based on the required skills, expertise in those markets, process and financial security to manage the investments. Their performance is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels.
In the UK, each of our pension plans has Responsible Investment (RI) Policies, which consider ESG factors and generally incorporate the six
UN‑backed Principles for Responsible Investment (UNPRI). While each Trustee board understands its fiduciary responsibility to maximise return on investments based on an appropriate level of risk, they each also recognise that ESG factors can be material to financial outcomes and can have a potential impact on the quality and sustainability of long-term investment returns. The principal defined contribution arrangement in the
UK embeds ESG factors in the investment options offered to members. As well as offering a range of self‑select ethical funds, it directly incorporates its Climate Impact Pledge into the default investment options, which act to align the funds to a carbon net zero future.
While in the US there is no regulatory requirement to have ESG-specific principles embedded in investment policies, our investment managers consider ESG principles to inform their decision-making process. US DC plan members can access ESG investment funds through the mutual fund brokerage window.